                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of form before preparing form.
                             Please print or type.

1.  Name and address of issuer:  Schooner Fund
                                 Suite 800, 9601 Wilshire Boulevard
                                 Beverly Hills, CA  90210

--------------------------------------------------------------------------------
2.  Name of each series or class of funds for which this notice is filed:

    Shares of Beneficial Interest

--------------------------------------------------------------------------------
3.  Investment Company Act File Number:   33-59408

    Securities Act File Number:                     811-7570

--------------------------------------------------------------------------------
4.  Last day of fiscal year for which this notice is filed:   December 31, 1995

--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                            [  ]
--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1 ), if applicable (see Instruction A.6):

    N/A
--------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    -0-
--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    -0-
--------------------------------------------------------------------------------
9.  Number and aggregate sale price of securities sold during the fiscal year:


    54,699 shares                                    $1,525,701

--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     54,699 shares                                    $1,525,701

--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     25,270 shares                                    $645,399

--------------------------------------------------------------------------------
12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year in reliance on rule 24f-2 (from Item 10):    $ 1,525,701
                                                                     -----------

     (ii)   Aggregate price of shares issued in connection with
            dividend reinvestment plans (from Item 11, if
            applicable):                                             +  645,399
                                                                     -----------

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):                  -  938,176
                                                                     -----------

     (iv)   Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing fees
            pursuant to rule 24e-2 (if applicable):                  + 0
                                                                     -----------

     (v)    Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [line {i), plus line (ii), less line (iii), plus
            line {iv)] (if applicable):                              $1,232,924
                                                                     -----------

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law or
            regulation (see Instruction C.6):                        x 1/2900
                                                                     -----------

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:  $   425
                                                                     -----------

Instruction:  Issuers should complete lines (ii), (iii), (iv), and {v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 27, 1996

--------------------------------------------------------------------------------
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*



     Douglas Grey
     Vice President

Date:   January 30, 1996

*  Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------

                                 SCHOONER FUND

                             OFFICER'S CERTIFICATE
            ISSUED REGARDING THE FISCAL YEAR ENDED DECEMBER 31, 1995

     The undersigned officer of Schooner Fund (the "Company"), in connection with the opinion to be rendered by Paul, Hastings, Janofsky & Walker as required by Rule 24f-2(b)(1) promulgated under the Investment Company Act of 1940, as amended, in connection with the Company's filing of a Rule 24f-2 Notice with the Securities and Exchange Commission, hereby certifies to Paul, Hastings, Janofsky & Walker that:

     1. The undersigned is the Secretary of the Company and is authorized to execute this certificate on behalf of the company;

     2. The undersigned has furnished you with a true and complete copy of the Company's Declaration of Trust, and all amendments thereto, and such Declaration of Trust has been in effect throughout the Company's fiscal year ended December 31, 1995;

     3. The undersigned has furnished you with a true and complete copy of the Company's By-laws, and all amendments thereto, and such By-laws have been in effect throughout the period;

     4. The resolutions adopted by the Board of Trustees of the Company authorizing the issuance of an indefinite number of shares of the Company's shares of beneficial interest remain in full force and effect;

     5. A total of 79,969 shares of the Company's shares of beneficial interest (the "Shares") were sold by the Company during the period, all of which were sold in reliance upon Rule 24f-2 and in accordance with the requirements of the Company's Form N1-A Registration Statement filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as that Registration Statement was amended and in effect throughout the period;

     6. The total number of Shares issued and sold during the period is correctly reflected in the Company's Rule 24f-2 Notice for the period;

     7. All sales of the Company's Shares effected during the period were sold at the public offering price described in the Company's then-current Prospectus, such sales were made for cash equal in amount to the net asset value of such Shares on the dates they were issued, and such cash was actually received by the Company; and

     8. At no time during the period was the right of Company shareholders to redeem their shares suspended.



                                            _________________________________
                                            Michael Kromm
                                            Secretary/Treasurer
                                            Schooner Fund

Dated: January 30, 1996